MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

                Supplement to Prospectus Dated December 22, 1999



     With respect to each Fund, the Investment Adviser has entered into a contractual arrangement with either the Fund or its Portfolio as necessary to ensure that the expenses incurred by each class of that Fund will not exceed 1.50%. This does not include Distribution and/or Service (12b-1) fees. Therefore, under "Key Facts--Fees and Expenses" on page 5, the amount of the Fee Waiver and/or Expense Reimbursement is 0.05% for Class A, Class B, Class C and Class D shares, and the Net Total Operating Expenses for Class A, Class B, Class C and Class D shares are 1.50%, 2.50%, 2.50% and 1.75%, respectively. Under "Example" on page 6, estimated expenses would be as follows:

        Expenses if you did redeem your shares:

                                                 1 Year        3 Years
        ------------------------------------- -------------- ------------
        Class A                                   $670          $984
        ------------------------------------- -------------- ------------
        Class B                                   $653          $989
        ------------------------------------- -------------- ------------
        Class C                                   $353          $789
        ------------------------------------- -------------- ------------
        Class D                                   $694         $1,057
        ------------------------------------- -------------- ------------

        Expenses if you did not redeem your shares:

                                                 1 Year        3 Years
        ------------------------------------- -------------- ------------
        Class A                                   $670          $984
        ------------------------------------- -------------- ------------
        Class B                                   $253          $789
        ------------------------------------- -------------- ------------
        Class C                                   $253          $789
        ------------------------------------- -------------- ------------
        Class D                                   $694         $1,057
        ------------------------------------- -------------- ------------


Code #19076-12-99ALL